UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02021

Deutsche DWS Securities Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2024

Item 1.	Reports to Stockholders.

(a)

DWS Communications Fund

Class A: COMAX

Annual Shareholder Report—December 31, 2024

This annual shareholder report contains important information about DWS Communications Fund (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$164	1.40%

Gross expense ratio as of the latest prospectus: 1.46%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 34.87% (unadjusted for sales charges) for the period ended December 31, 2024. The Fund's broad-based index, the MSCI World Index, returned 18.67% for the same period, while the Fund's additional, more narrowly based index, the MSCI World Communication Services Index, returned 33.84%.

Stock selection was the primary factor in the Fund’s positive relative performance. An overweight position in AppLovin Corp. (1.6%) made the largest contribution. The company’s investment in building an effective platform for mobile game advertising paid off in the form of sharply accelerating revenues. Spotify Technology SA (1.9%) was another top contributor. Spotify’s investments in its user interface and areas related to music, such as podcasts, drove growth in subscribers and revenues, and the company demonstrated an emphasis on operating and cost efficiencies. Sea Ltd. (1.4%), a provider of e-commerce and gaming in Southeast Asia, gained ground thanks to a de-escalation of competitive intensity in its core markets. Netflix, Inc. (8.6%) also contributed to performance, as its strong content creation and expansion into live events fueled expectations for continued growth. ROBLOX Corp. (2.4%), which benefited from successful efforts to expand its audience, and Trade Desk, Inc., (2.0%), which continued to cement its dominant position in the targeted digital advertising business, further helped results.

On the other hand, Doubleverify Holdings, Inc. (0.9%) was the leading detractor. The combination of rising competition and high customer concentration caused the company to miss earnings expectations. Pinterest, Inc. (1.6%) also lost ground, as its high relative exposure to the slow-growing food and beverage categories offset the stronger growth elsewhere in its business. The communication tower operators American Tower Corp. (1.0%) and Crown Castle Inc. (0.5%), both long-term portfolio holdings, came under pressure in 2024 as the lack of breakout 5G applications resulted in relatively muted spending on tower infrastructure. Warner Music Group Corp. (0.7%) and Universal Music Group NV (0.9%) were additional detractors. Labels have not participated in the music industry’s strong growth, as their efforts to capitalize on opportunities in streaming and social media have proven slower than expected. Baidu, Inc.,* which was hurt by market-share losses and weakness in Chinese stocks more generally, was another detractor of note.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2024.

* Not held at December 31, 2024.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

(Adjusted for Maximum Sales Charge)

MSCI World Index captures large and mid-cap representation across Developed Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI World Index is a broad-based index that represents the fund’s overall equity market.

MSCI World Communication Services Index is designed to capture the large and mid-cap segments across Developed Markets countries. All securities in the index are classified in the Communication Services sector as per the Global Industry Classification Standard (GICS®).

The MSCI World Communication Services Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class A	MSCI World Index	MSCI World Communication Services Index
'14	$9,425	$10,000	$10,000
'15	$9,409	$9,819	$10,128
'15	$9,981	$10,394	$10,585
'15	$9,540	$10,231	$10,172
'15	$9,959	$10,471	$10,740
'15	$9,955	$10,507	$10,581
'15	$9,781	$10,263	$10,517
'15	$9,991	$10,447	$10,731
'15	$9,477	$9,756	$10,280
'15	$9,022	$9,396	$9,643
'15	$9,908	$10,141	$10,430
'15	$9,730	$10,090	$10,287
'15	$9,610	$9,913	$10,253
'16	$9,598	$9,320	$10,287
'16	$9,610	$9,250	$10,406
'16	$10,076	$9,878	$10,956
'16	$10,080	$10,035	$10,942
'16	$10,168	$10,091	$10,974
'16	$10,409	$9,978	$11,285
'16	$10,570	$10,399	$11,388
'16	$10,675	$10,408	$11,047
'16	$10,719	$10,463	$11,004
'16	$10,361	$10,261	$10,503
'16	$10,092	$10,408	$10,225
'16	$10,560	$10,657	$10,833
'17	$10,711	$10,915	$10,895
'17	$10,790	$11,217	$10,891
'17	$10,874	$11,337	$10,951
'17	$10,865	$11,505	$10,800
'17	$11,246	$11,748	$11,194
'17	$10,890	$11,793	$10,858
'17	$11,363	$12,076	$11,362
'17	$11,296	$12,093	$11,163
'17	$11,275	$12,364	$11,269
'17	$11,053	$12,598	$10,923
'17	$11,363	$12,871	$11,326
'17	$11,439	$13,045	$11,463
'18	$11,664	$13,733	$11,625
'18	$11,070	$13,165	$10,950
'18	$10,977	$12,878	$10,793
'18	$11,194	$13,026	$11,013
'18	$10,692	$13,107	$10,416
'18	$10,841	$13,101	$10,480
'18	$11,186	$13,510	$10,837
'18	$11,207	$13,677	$10,831
'18	$11,416	$13,753	$11,064
'18	$10,781	$12,744	$10,666
'18	$11,015	$12,888	$11,089
'18	$10,224	$11,908	$10,315
'19	$11,173	$12,835	$11,196
'19	$11,383	$13,221	$11,290
'19	$11,583	$13,394	$11,504
'19	$12,182	$13,869	$12,138
'19	$11,553	$13,069	$11,557
'19	$11,957	$13,930	$12,014
'19	$12,322	$13,999	$12,340
'19	$12,082	$13,713	$12,158
'19	$12,007	$14,005	$12,177
'19	$12,287	$14,361	$12,515
'19	$12,677	$14,761	$12,887
'19	$12,889	$15,203	$13,140
'20	$12,954	$15,111	$13,163
'20	$12,294	$13,834	$12,311
'20	$10,905	$12,003	$10,845
'20	$12,259	$13,314	$12,160
'20	$13,034	$13,957	$12,820
'20	$13,244	$14,326	$12,908
'20	$14,004	$15,012	$13,709
'20	$14,958	$16,015	$14,775
'20	$14,118	$15,462	$13,980
'20	$14,348	$14,988	$14,133
'20	$15,663	$16,904	$15,583
'20	$16,232	$17,621	$16,159
'21	$16,038	$17,446	$15,980
'21	$17,017	$17,893	$16,961
'21	$17,132	$18,488	$17,263
'21	$18,297	$19,349	$18,453
'21	$18,257	$19,627	$18,418
'21	$18,746	$19,920	$18,853
'21	$19,051	$20,277	$19,218
'21	$19,836	$20,782	$19,970
'21	$18,661	$19,919	$18,801
'21	$18,911	$21,047	$19,045
'21	$17,632	$20,586	$18,129
'21	$17,913	$21,465	$18,479
'22	$16,434	$20,330	$17,357
'22	$15,479	$19,816	$16,420
'22	$15,452	$20,359	$16,543
'22	$13,174	$18,668	$14,252
'22	$13,228	$18,682	$14,430
'22	$12,208	$17,064	$13,334
'22	$12,602	$18,419	$13,757
'22	$12,154	$17,649	$13,159
'22	$10,778	$16,008	$11,605
'22	$10,837	$17,158	$11,734
'22	$11,507	$18,351	$12,448
'22	$10,798	$17,571	$11,655
'23	$12,255	$18,815	$13,175
'23	$11,845	$18,362	$12,624
'23	$12,649	$18,930	$13,759
'23	$13,000	$19,262	$14,188
'23	$13,373	$19,069	$14,688
'23	$13,837	$20,222	$15,085
'23	$14,474	$20,902	$16,029
'23	$14,134	$20,403	$15,786
'23	$13,686	$19,522	$15,312
'23	$13,524	$18,956	$14,997
'23	$14,555	$20,733	$16,194
'23	$15,219	$21,751	$16,964
'24	$15,748	$22,012	$17,685
'24	$16,596	$22,945	$18,492
'24	$17,006	$23,683	$19,157
'24	$16,374	$22,803	$18,690
'24	$17,325	$23,821	$19,882
'24	$18,059	$24,306	$20,701
'24	$17,551	$24,734	$20,057
'24	$18,210	$25,388	$20,416
'24	$19,068	$25,853	$21,284
'24	$19,301	$25,340	$21,570
'24	$20,596	$26,503	$22,209
'24	$20,526	$25,812	$22,705

Yearly periods ended December 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial invesment of $9,425.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	34.87%	9.75%	8.09%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	27.12%	8.46%	7.46%
MSCI World Index	18.67%	11.17%	9.95%
MSCI World Communication Services Index	33.84%	11.56%	8.55%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	112,720,329
Number of Portfolio Holdings	42
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	822,433

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Convertible Bonds	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Interactive Media & Services	44%
Entertainment	25%
Diversified Telecommunication Services	8%
Wireless Telecommunication Services	6%
Media	4%
Software	4%
Professional Services	2%
Specialized REITs	1%
IT Services	1%
Hotels, Restaurants & Leisure	1%
Diversified Consumer Services	1%
Broadline Retail	1%
Household Durables	1%

Ten Largest Equity Holdings

Holdings	70.7% of Net Assets
Meta Platforms, Inc.	22.1%
Alphabet, Inc.	19.1%
Netflix, Inc.	8.6%
Walt Disney Co.	4.7%
T-Mobile U.S., Inc.	3.9%
Verizon Communications, Inc.	3.8%
ROBLOX Corp.	2.4%
Deutsche Telekom AG	2.3%
Trade Desk, Inc.	2.0%
Spotify Technology SA	1.8%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

The Fund's Board of Trustees approved changes to the Fund, proposed by the Advisor, in order to implement a new investment strategy for the Fund. The changes described below were effective February 14, 2025.

(i) the Fund's name changed from DWS Communications Fund to DWS Digital Horizons Fund;

(ii) the Fund adopted a policy to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stock of digital companies; (iii) the Fund adopted a policy to concentrate its investments in industries in each of the information technology and communication services sectors. This change was approved by shareholders at a Special Shareholder Meeting on January 16, 2025; and (iv) the Fund adopted the Russell 3000 Index as its primary broad-based securities market index, and the Russell 3000 Growth Index as an additional securities market index.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.42% to 1.32%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses. Effective on February 14, 2025, the Fund's management fee was reduced and the contractual cap on total annual expenses was also reduced from 1.32% to 1.25%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DCF-TSRA-A

R-104170-1 (02/25)

DWS Communications Fund

Class S: COMSX

Annual Shareholder Report—December 31, 2024

This annual shareholder report contains important information about DWS Communications Fund (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$135	1.15%

Gross expense ratio as of the latest prospectus: 1.31%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 35.26% for the period ended December 31, 2024. The Fund's broad-based index, the MSCI World Index, returned 18.67% for the same period, while the Fund's additional, more narrowly based index, the MSCI World Communication Services Index, returned 33.84%.

Stock selection was the primary factor in the Fund’s positive relative performance. An overweight position in AppLovin Corp. (1.6%) made the largest contribution. The company’s investment in building an effective platform for mobile game advertising paid off in the form of sharply accelerating revenues. Spotify Technology SA (1.9%) was another top contributor. Spotify’s investments in its user interface and areas related to music, such as podcasts, drove growth in subscribers and revenues, and the company demonstrated an emphasis on operating and cost efficiencies. Sea Ltd. (1.4%), a provider of e-commerce and gaming in Southeast Asia, gained ground thanks to a de-escalation of competitive intensity in its core markets. Netflix, Inc. (8.6%) also contributed to performance, as its strong content creation and expansion into live events fueled expectations for continued growth. ROBLOX Corp. (2.4%), which benefited from successful efforts to expand its audience, and Trade Desk, Inc., (2.0%), which continued to cement its dominant position in the targeted digital advertising business, further helped results.

On the other hand, Doubleverify Holdings, Inc. (0.9%) was the leading detractor. The combination of rising competition and high customer concentration caused the company to miss earnings expectations. Pinterest, Inc. (1.6%) also lost ground, as its high relative exposure to the slow-growing food and beverage categories offset the stronger growth elsewhere in its business. The communication tower operators American Tower Corp. (1.0%) and Crown Castle Inc. (0.5%), both long-term portfolio holdings, came under pressure in 2024 as the lack of breakout 5G applications resulted in relatively muted spending on tower infrastructure. Warner Music Group Corp. (0.7%) and Universal Music Group NV (0.9%) were additional detractors. Labels have not participated in the music industry’s strong growth, as their efforts to capitalize on opportunities in streaming and social media have proven slower than expected. Baidu, Inc.,* which was hurt by market-share losses and weakness in Chinese stocks more generally, was another detractor of note.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2024.

* Not held at December 31, 2024.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

MSCI World Index captures large and mid-cap representation across Developed Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI World Index is a broad-based index that represents the fund’s overall equity market.

MSCI World Communication Services Index is designed to capture the large and mid-cap segments across Developed Markets countries. All securities in the index are classified in the Communication Services sector as per the Global Industry Classification Standard (GICS®).

The MSCI World Communication Services Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class S	MSCI World Index	MSCI World Communication Services Index
8/1/22	$10,000	$10,000	$10,000
8/31/22	$9,679	$9,582	$9,565
9/30/22	$8,585	$8,691	$8,436
10/31/22	$8,630	$9,315	$8,529
11/30/22	$9,169	$9,963	$9,048
12/31/22	$8,604	$9,540	$8,472
1/31/23	$9,769	$10,215	$9,577
2/28/23	$9,443	$9,969	$9,176
3/31/23	$10,087	$10,277	$10,001
4/30/23	$10,366	$10,458	$10,313
5/31/23	$10,667	$10,353	$10,677
6/30/23	$11,039	$10,979	$10,965
7/31/23	$11,552	$11,348	$11,652
8/31/23	$11,281	$11,077	$11,475
9/30/23	$10,926	$10,599	$11,130
10/31/23	$10,797	$10,292	$10,901
11/30/23	$11,628	$11,257	$11,771
12/31/23	$12,158	$11,809	$12,331
1/31/24	$12,584	$11,951	$12,856
2/29/24	$13,261	$12,458	$13,442
3/31/24	$13,595	$12,858	$13,925
4/30/24	$13,094	$12,380	$13,586
5/31/24	$13,854	$12,933	$14,452
6/30/24	$14,447	$13,196	$15,048
7/31/24	$14,042	$13,429	$14,580
8/31/24	$14,572	$13,784	$14,840
9/30/24	$15,261	$14,036	$15,472
10/31/24	$15,449	$13,758	$15,679
11/30/24	$16,489	$14,389	$16,144
12/31/24	$16,439	$14,014	$16,505

Yearly periods ended December 31

Average Annual Total Returns

Class/Index	1-Year	Since Inception 8/1/22
Class S No Sales Charge	35.26%	22.83%
MSCI World Index	18.67%	14.98%
MSCI World Communication Services Index	33.84%	23.03%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	112,720,329
Number of Portfolio Holdings	42
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	822,433

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Convertible Bonds	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Interactive Media & Services	44%
Entertainment	25%
Diversified Telecommunication Services	8%
Wireless Telecommunication Services	6%
Media	4%
Software	4%
Professional Services	2%
Specialized REITs	1%
IT Services	1%
Hotels, Restaurants & Leisure	1%
Diversified Consumer Services	1%
Broadline Retail	1%
Household Durables	1%

Ten Largest Equity Holdings

Holdings	70.7% of Net Assets
Meta Platforms, Inc.	22.1%
Alphabet, Inc.	19.1%
Netflix, Inc.	8.6%
Walt Disney Co.	4.7%
T-Mobile U.S., Inc.	3.9%
Verizon Communications, Inc.	3.8%
ROBLOX Corp.	2.4%
Deutsche Telekom AG	2.3%
Trade Desk, Inc.	2.0%
Spotify Technology SA	1.8%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

The Fund's Board of Trustees approved changes to the Fund, proposed by the Advisor, in order to implement a new investment strategy for the Fund. The changes described below were effective February 14, 2025.

(i) the Fund's name changed from DWS Communications Fund to DWS Digital Horizons Fund;

(ii) the Fund adopted a policy to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stock of digital companies; (iii) the Fund adopted a policy to concentrate its investments in industries in each of the information technology and communication services sectors. This change was approved by shareholders at a Special Shareholder Meeting on January 16, 2025; and (iv) the Fund adopted the Russell 3000 Index as its primary broad-based securities market index, and the Russell 3000 Growth Index as an additional securities market index.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 1.17% to 1.07%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.  Effective on February 14, 2025, the Fund's management fee was reduced and the contractual cap on total annual expenses was also reduced from 1.07% to 0.95%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DCF-TSRA-S

R-104170-1 (02/25)

DWS Communications Fund

Institutional Class: COMZX

Annual Shareholder Report—December 31, 2024

This annual shareholder report contains important information about DWS Communications Fund (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$135	1.15%

Gross expense ratio as of the latest prospectus: 1.22%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 35.25% for the period ended December 31, 2024. The Fund's broad-based index, the MSCI World Index, returned 18.67% for the same period, while the Fund's additional, more narrowly based index, the MSCI World Communication Services Index, returned 33.84%.

Stock selection was the primary factor in the Fund’s positive relative performance. An overweight position in AppLovin Corp. (1.6%) made the largest contribution. The company’s investment in building an effective platform for mobile game advertising paid off in the form of sharply accelerating revenues. Spotify Technology SA (1.9%) was another top contributor. Spotify’s investments in its user interface and areas related to music, such as podcasts, drove growth in subscribers and revenues, and the company demonstrated an emphasis on operating and cost efficiencies. Sea Ltd. (1.4%), a provider of e-commerce and gaming in Southeast Asia, gained ground thanks to a de-escalation of competitive intensity in its core markets. Netflix, Inc. (8.6%) also contributed to performance, as its strong content creation and expansion into live events fueled expectations for continued growth. ROBLOX Corp. (2.4%), which benefited from successful efforts to expand its audience, and Trade Desk, Inc., (2.0%), which continued to cement its dominant position in the targeted digital advertising business, further helped results.

On the other hand, Doubleverify Holdings, Inc. (0.9%) was the leading detractor. The combination of rising competition and high customer concentration caused the company to miss earnings expectations. Pinterest, Inc. (1.6%) also lost ground, as its high relative exposure to the slow-growing food and beverage categories offset the stronger growth elsewhere in its business. The communication tower operators American Tower Corp. (1.0%) and Crown Castle Inc. (0.5%), both long-term portfolio holdings, came under pressure in 2024 as the lack of breakout 5G applications resulted in relatively muted spending on tower infrastructure. Warner Music Group Corp. (0.7%) and Universal Music Group NV (0.9%) were additional detractors. Labels have not participated in the music industry’s strong growth, as their efforts to capitalize on opportunities in streaming and social media have proven slower than expected. Baidu, Inc.,* which was hurt by market-share losses and weakness in Chinese stocks more generally, was another detractor of note.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2024.

* Not held at December 31, 2024.

Fund Performance

Cumulative Growth of an Assumed $1,000,000Investment

MSCI World Index captures large and mid-cap representation across Developed Markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI World Index is a broad-based index that represents the fund’s overall equity market.

MSCI World Communication Services Index is designed to capture the large and mid-cap segments across Developed Markets countries. All securities in the index are classified in the Communication Services sector as per the Global Industry Classification Standard (GICS®).

The MSCI World Communication Services Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Institutional Class	MSCI World Index	MSCI World Communication Services Index
'14	$1,000,000	$1,000,000	$1,000,000
'15	$998,360	$981,880	$1,012,820
'15	$1,059,041	$1,039,407	$1,058,481
'15	$1,012,757	$1,023,137	$1,017,197
'15	$1,057,558	$1,047,132	$1,073,965
'15	$1,057,558	$1,050,739	$1,058,090
'15	$1,039,062	$1,026,307	$1,051,735
'15	$1,061,257	$1,044,729	$1,073,092
'15	$1,007,002	$975,594	$1,027,987
'15	$958,913	$939,610	$964,304
'15	$1,053,037	$1,014,069	$1,042,972
'15	$1,034,130	$1,009,023	$1,028,728
'15	$1,021,690	$991,287	$1,025,292
'16	$1,020,855	$931,984	$1,028,657
'16	$1,022,524	$925,048	$1,040,571
'16	$1,072,319	$987,821	$1,095,571
'16	$1,073,156	$1,003,452	$1,094,187
'16	$1,082,364	$1,009,088	$1,097,385
'16	$1,108,314	$997,781	$1,128,454
'16	$1,125,475	$1,039,936	$1,138,762
'16	$1,137,194	$1,040,800	$1,104,689
'16	$1,142,216	$1,046,329	$1,100,424
'16	$1,104,129	$1,026,080	$1,050,284
'16	$1,075,667	$1,040,834	$1,022,467
'16	$1,126,154	$1,065,739	$1,083,328
'17	$1,142,305	$1,091,461	$1,089,522
'17	$1,151,035	$1,121,742	$1,089,064
'17	$1,159,765	$1,133,691	$1,095,127
'17	$1,159,328	$1,150,477	$1,079,993
'17	$1,199,922	$1,174,815	$1,119,449
'17	$1,162,383	$1,179,335	$1,085,750
'17	$1,213,453	$1,207,559	$1,136,245
'17	$1,206,469	$1,209,259	$1,116,319
'17	$1,204,287	$1,236,400	$1,126,876
'17	$1,181,153	$1,259,766	$1,092,348
'17	$1,213,890	$1,287,062	$1,132,626
'17	$1,222,771	$1,304,468	$1,146,347
'18	$1,246,764	$1,373,344	$1,162,468
'18	$1,183,670	$1,316,450	$1,095,001
'18	$1,173,926	$1,287,756	$1,079,307
'18	$1,197,119	$1,302,554	$1,101,324
'18	$1,144,043	$1,310,716	$1,041,641
'18	$1,160,100	$1,310,091	$1,048,013
'18	$1,197,565	$1,351,010	$1,083,675
'18	$1,199,796	$1,367,726	$1,083,136
'18	$1,222,543	$1,375,342	$1,106,431
'18	$1,154,747	$1,274,354	$1,066,640
'18	$1,180,171	$1,288,831	$1,108,867
'18	$1,095,540	$1,190,831	$1,031,459
'19	$1,197,463	$1,283,485	$1,119,590
'19	$1,219,939	$1,322,079	$1,129,010
'19	$1,241,891	$1,339,444	$1,150,391
'19	$1,306,181	$1,386,940	$1,213,812
'19	$1,239,278	$1,306,912	$1,155,683
'19	$1,282,660	$1,393,031	$1,201,431
'19	$1,322,384	$1,399,931	$1,234,028
'19	$1,296,773	$1,371,296	$1,215,819
'19	$1,288,410	$1,400,479	$1,217,712
'19	$1,319,248	$1,436,118	$1,251,455
'19	$1,361,585	$1,476,114	$1,288,742
'19	$1,384,668	$1,520,336	$1,313,967
'20	$1,391,484	$1,511,082	$1,316,324
'20	$1,320,704	$1,383,357	$1,231,074
'20	$1,171,804	$1,200,280	$1,084,484
'20	$1,317,558	$1,331,404	$1,215,981
'20	$1,401,446	$1,395,722	$1,281,955
'20	$1,424,515	$1,432,640	$1,290,769
'20	$1,506,305	$1,501,179	$1,370,914
'20	$1,609,067	$1,601,479	$1,477,516
'20	$1,519,413	$1,546,229	$1,397,992
'20	$1,544,054	$1,498,798	$1,413,347
'20	$1,686,139	$1,690,437	$1,558,295
'20	$1,747,482	$1,762,106	$1,615,930
'21	$1,727,034	$1,744,593	$1,598,032
'21	$1,832,942	$1,789,297	$1,696,069
'21	$1,845,525	$1,848,831	$1,726,255
'21	$1,971,356	$1,934,876	$1,845,336
'21	$1,967,686	$1,962,749	$1,841,828
'21	$2,021,165	$1,992,003	$1,885,336
'21	$2,054,195	$2,027,685	$1,921,838
'21	$2,139,132	$2,078,151	$1,997,012
'21	$2,012,776	$1,991,865	$1,880,055
'21	$2,039,515	$2,104,685	$1,904,505
'21	$1,902,149	$2,058,565	$1,812,917
'21	$1,933,069	$2,146,548	$1,847,855
'22	$1,773,255	$2,032,972	$1,735,668
'22	$1,670,680	$1,981,556	$1,641,956
'22	$1,668,413	$2,035,937	$1,654,318
'22	$1,423,025	$1,866,805	$1,425,199
'22	$1,428,692	$1,868,219	$1,442,953
'22	$1,319,316	$1,706,390	$1,333,428
'22	$1,361,819	$1,841,871	$1,375,691
'22	$1,313,648	$1,764,866	$1,315,885
'22	$1,165,169	$1,600,804	$1,160,464
'22	$1,171,403	$1,715,762	$1,173,363
'22	$1,244,509	$1,835,060	$1,244,774
'22	$1,167,782	$1,757,130	$1,165,498
'23	$1,325,943	$1,881,458	$1,317,547
'23	$1,281,726	$1,836,231	$1,262,370
'23	$1,369,026	$1,892,970	$1,375,876
'23	$1,407,007	$1,926,153	$1,418,805
'23	$1,447,823	$1,906,923	$1,468,769
'23	$1,498,276	$2,022,249	$1,508,512
'23	$1,568,003	$2,090,182	$1,602,902
'23	$1,531,155	$2,040,256	$1,578,633
'23	$1,483,537	$1,952,243	$1,531,171
'23	$1,465,963	$1,895,597	$1,499,706
'23	$1,578,206	$2,073,313	$1,619,366
'23	$1,650,201	$2,175,101	$1,696,414
'24	$1,708,590	$2,201,203	$1,768,520
'24	$1,800,425	$2,294,529	$1,849,153
'24	$1,845,776	$2,368,263	$1,915,677
'24	$1,777,183	$2,280,295	$1,869,044
'24	$1,880,923	$2,382,115	$1,988,201
'24	$1,960,853	$2,430,586	$2,070,094
'24	$1,905,866	$2,473,419	$2,005,714
'24	$1,978,427	$2,538,793	$2,041,576
'24	$2,071,963	$2,585,288	$2,128,433
'24	$2,096,906	$2,534,004	$2,156,988
'24	$2,238,627	$2,650,281	$2,220,877
'24	$2,231,824	$2,581,213	$2,270,509

Yearly periods ended December 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	35.25%	10.02%	8.36%
MSCI World Index	18.67%	11.17%	9.95%
MSCI World Communication Services Index	33.84%	11.56%	8.55%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	112,720,329
Number of Portfolio Holdings	42
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	822,433

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Convertible Bonds	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Interactive Media & Services	44%
Entertainment	25%
Diversified Telecommunication Services	8%
Wireless Telecommunication Services	6%
Media	4%
Software	4%
Professional Services	2%
Specialized REITs	1%
IT Services	1%
Hotels, Restaurants & Leisure	1%
Diversified Consumer Services	1%
Broadline Retail	1%
Household Durables	1%

Ten Largest Equity Holdings

Holdings	70.7% of Net Assets
Meta Platforms, Inc.	22.1%
Alphabet, Inc.	19.1%
Netflix, Inc.	8.6%
Walt Disney Co.	4.7%
T-Mobile U.S., Inc.	3.9%
Verizon Communications, Inc.	3.8%
ROBLOX Corp.	2.4%
Deutsche Telekom AG	2.3%
Trade Desk, Inc.	2.0%
Spotify Technology SA	1.8%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

The Fund's Board of Trustees approved changes to the Fund, proposed by the Advisor, in order to implement a new investment strategy for the Fund. The changes described below were effective February 14, 2025.

(i) the Fund's name changed from DWS Communications Fund to DWS Digital Horizons Fund;

(ii) the Fund adopted a policy to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stock of digital companies; (iii) the Fund adopted a policy to concentrate its investments in industries in each of the information technology and communication services sectors. This change was approved by shareholders at a Special Shareholder Meeting on January 16, 2025; and (iv) the Fund adopted the Russell 3000 Index as its primary broad-based securities market index, and the Russell 3000 Growth Index as an additional securities market index.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 1.17% to 1.07%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.  Effective on February 14, 2025, the Fund's management fee was reduced and the contractual cap on total annual expenses was also reduced from 1.07% to 0.95%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DCF-TSRA-I

R-104170-1 (02/25)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS communications fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2024	$48,181	$0	$5,969	$0
2023	$46,486	$0	$5,969	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2024	$0	$637,276	$0
2023	$0	$424,143	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2024	$5,969	$637,276	$0	$643,245
2023	$5,969	$424,143	$0	$430,112

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2023 and 2024 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

December 31, 2024
Annual Financial Statements and Other Information
DWS Communications Fund
(renamed DWS Digital Horizons Fund on February 14, 2025)

Contents
3	Investment Portfolio
7	Statement of Assets and Liabilities
9	Statement of Operations
10	Statements of Changes in Net Assets
11	Financial Highlights
14	Notes to Financial Statements
28	Report of Independent Registered Public Accounting Firm
30	Tax Information
31	Shareholder Meeting Results
32	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Communications Fund

Investment Portfolioas of December 31, 2024

	Shares	Value ($)
Common Stocks 97.6%
Broadline Retail 0.8%
MercadoLibre, Inc.*	498	846,819
Diversified Consumer Services 0.9%
Duolingo, Inc.*	3,046	987,605
Diversified Telecommunication Services 7.9%
Cogent Communications Holdings, Inc.	15,637	1,205,144
Deutsche Telekom AG (Registered)	86,751	2,600,700
Nippon Telegraph & Telephone Corp.	835,100	835,086
Verizon Communications, Inc.	105,992	4,238,620
		8,879,550
Entertainment 25.0%
Live Nation Entertainment, Inc.*	13,145	1,702,278
Netflix, Inc.*	10,879	9,696,670
Nintendo Co., Ltd.	26,300	1,533,386
ROBLOX Corp. “A” *	46,878	2,712,361
Sea Ltd. (ADR)*	14,582	1,547,150
Spotify Technology SA*	4,674	2,091,054
Take-Two Interactive Software, Inc.*	10,067	1,853,133
Universal Music Group NV	40,267	1,030,818
Walt Disney Co.	47,436	5,281,999
Warner Music Group Corp. “A”	25,251	782,781
		28,231,630
Hotels, Restaurants & Leisure 1.1%
DraftKings, Inc. “A” *	29,099	1,082,483
Entain PLC	20,460	175,594
		1,258,077
Household Durables 0.6%
Sony Group Corp.	34,500	730,472
Interactive Media & Services 44.0%
Alphabet, Inc. “A”	50,772	9,611,140
Alphabet, Inc. “C”	62,774	11,954,680
Meta Platforms, Inc. “A”	42,473	24,868,366
Nebius Group NV*	19,786	548,072
Pinterest, Inc. “A” *	62,829	1,822,041
Yelp, Inc.*	19,091	738,822
		49,543,121
The accompanying notes are an integral part of the financial statements.

DWS Communications Fund	|	3

	Shares	Value ($)
IT Services 1.2%
Wix.com Ltd.*	6,381	1,369,044
Media 3.9%
Criteo SA (ADR)*	32,869	1,300,297
New York Times Co. “A”	16,162	841,232
Trade Desk, Inc. “A” *	18,922	2,223,903
		4,365,432
Professional Services 1.6%
RELX PLC	30,193	1,371,352
Wolters Kluwer NV	2,566	426,313
		1,797,665
Software 3.5%
AppLovin Corp. “A” *	5,487	1,776,855
Doubleverify Holdings, Inc.*	53,307	1,024,028
Jamf Holding Corp.*	31,345	440,397
Zoom Communications, Inc.*	9,039	737,673
		3,978,953
Specialized REITs 1.4%
American Tower Corp.	6,026	1,105,229
Crown Castle, Inc.	5,704	517,695
		1,622,924
Wireless Telecommunication Services 5.7%
KDDI Corp.	47,100	1,505,068
Rogers Communications, Inc. “B”	16,466	506,197
T-Mobile U.S., Inc.	20,153	4,448,372
		6,459,637
Total Common Stocks (Cost $55,940,299)		110,070,929

	Principal Amount ($)	Value ($)
Convertible Bonds 0.4%
Interactive Media & Services
Snap, Inc., 144A, 0.5%, 5/1/2030 (Cost $588,906)	589,000	497,999

	Shares	Value ($)
Cash Equivalents 2.0%
DWS Central Cash Management Government Fund, 4.52% (a) (Cost $2,197,800)	2,197,800	2,197,800

The accompanying notes are an integral part of the financial statements.

4	|	DWS Communications Fund

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $58,727,005)	100.0	112,766,728
Other Assets and Liabilities, Net	(0.0)	(46,399)
Net Assets	100.0	112,720,329
A summary of the Fund’s transactions with affiliated investments during the year ended December 31, 2024 are as follows:
Value ($) at 12/31/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 12/31/2024	Value ($) at 12/31/2024
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.39% (a) (b)
—	0 (c)	—	—	—	859	—	—	—
Cash Equivalents 2.0%
DWS Central Cash Management Government Fund, 4.52% (a)
4,416,570	21,618,063	23,836,833	—	—	123,462	—	2,197,800	2,197,800
4,416,570	21,618,063	23,836,833	—	—	124,321	—	2,197,800	2,197,800

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended December 31, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
The accompanying notes are an integral part of the financial statements.

DWS Communications Fund	|	5

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Broadline Retail	$846,819	$—	$—	$846,819
Diversified Consumer Services	987,605	—	—	987,605
Diversified Telecommunication Services	5,443,764	3,435,786	—	8,879,550
Entertainment	25,667,426	2,564,204	—	28,231,630
Hotels, Restaurants & Leisure	1,082,483	175,594	—	1,258,077
Household Durables	—	730,472	—	730,472
Interactive Media & Services	49,543,121	—	—	49,543,121
IT Services	1,369,044	—	—	1,369,044
Media	4,365,432	—	—	4,365,432
Professional Services	—	1,797,665	—	1,797,665
Software	3,978,953	—	—	3,978,953
Specialized REITs	1,622,924	—	—	1,622,924
Wireless Telecommunication Services	4,954,569	1,505,068	—	6,459,637
Convertible Bonds	—	497,999	—	497,999
Short-Term Investments	2,197,800	—	—	2,197,800
Total	$102,059,940	$10,706,788	$—	$112,766,728
The accompanying notes are an integral part of the financial statements.

6	|	DWS Communications Fund

Statement of Assets and Liabilities
as of December 31, 2024

Assets
Investments in non-affiliated securities, at value (cost $56,529,205)	$110,568,928
Investment in DWS Central Cash Management Government Fund (cost $2,197,800)	2,197,800
Cash	610
Foreign currency, at value (cost $80,008)	77,096
Receivable for Fund shares sold	113,853
Dividends receivable	38,347
Interest receivable	506
Affiliated securities lending income receivable	409
Foreign taxes recoverable	2,788
Other assets	14,691
Total assets	113,015,028
Liabilities
Payable for Fund shares redeemed	92,884
Accrued management fee	49,006
Accrued Trustees' fees	1,383
Other accrued expenses and payables	151,426
Total liabilities	294,699
Net assets, at value	$112,720,329
Net Assets Consist of
Distributable earnings (loss)	49,571,025
Paid-in capital	63,149,304
Net assets, at value	$112,720,329
The accompanying notes are an integral part of the financial statements.

DWS Communications Fund	|	7

Statement of Assets and Liabilities as of December 31, 2024 (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($86,636,338 ÷ 2,278,649 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$38.02
Maximum offering price per share (100 ÷ 94.25 of $38.02)	$40.34
Class S
Net Asset Value, offering and redemption price per share ($1,189,332 ÷ 30,216 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$39.36
Institutional Class
Net Asset Value, offering and redemption price per share ($24,894,659 ÷ 632,386 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$39.37
The accompanying notes are an integral part of the financial statements.

8	|	DWS Communications Fund

Statement of Operations
for the year ended December 31, 2024

Investment Income
Income:
Dividends (net of foreign taxes withheld of $18,569)	$914,543
Interest	31,282
Income distributions — DWS Central Cash Management Government Fund	123,462
Affiliated securities lending income	859
Total income	1,070,146
Expenses:
Management fee	909,358
Administration fee	98,350
Services to shareholders	134,696
Distribution and service fees	174,945
Custodian fee	6,511
Professional fees	83,259
Reports to shareholders	39,488
Registration fees	67,637
Trustees' fees and expenses	5,788
Other	24,895
Total expenses before expense reductions	1,544,927
Expense reductions	(175,125)
Total expenses after expense reductions	1,369,802
Net investment income (loss)	(299,656)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	4,699,993
Foreign currency	(19,117)
4,680,876
Change in net unrealized appreciation (depreciation) on:
Investments	25,645,008
Foreign currency	(8,341)
25,636,667
Net gain (loss)	30,317,543
Net increase (decrease) in net assets resulting from operations	$30,017,887
The accompanying notes are an integral part of the financial statements.

DWS Communications Fund	|	9

Statements of Changes in Net Assets
	Years Ended December 31,
Increase (Decrease) in Net Assets	2024	2023
Operations:
Net investment income (loss)	$(299,656)	$(210,769)
Net realized gain (loss)	4,680,876	(1,270,593)
Change in net unrealized appreciation (depreciation)	25,636,667	28,783,425
Net increase (decrease) in net assets resulting from operations	30,017,887	27,302,063
Fund share transactions:
Proceeds from shares sold	9,514,894	13,399,635
Payments for shares redeemed	(15,608,975)	(23,092,595)
Net increase (decrease) in net assets from Fund share transactions	(6,094,081)	(9,692,960)
Increase (decrease) in net assets	23,923,806	17,609,103
Net assets at beginning of period	88,796,523	71,187,420
Net assets at end of period	$112,720,329	$88,796,523

The accompanying notes are an integral part of the financial statements.

10	|	DWS Communications Fund

Financial Highlights
DWS Communications Fund — Class A
	Years Ended December 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$28.19	$20.00	$33.19	$32.48	$25.79
Income (loss) from investment operations:
Net investment income (loss)[a]	(.11 )	(.08 )	(.16 )	(.32 )	(.12 )
Net realized and unrealized gain (loss)	9.94	8.27	(13.02)	3.64	6.81
Total from investment operations	9.83	8.19	(13.18)	3.32	6.69
Less distributions from:
Net investment income	—	—	—	(.51 )	—
Net realized gains	—	—	(.01 )	(2.10)	—
Total distributions	—	—	(.01 )	(2.61)	—
Net asset value, end of period	$38.02	$28.19	$20.00	$33.19	$32.48
Total Return (%)[b]	34.87 [c]	40.95 [c]	(39.72)[c]	10.35	25.94 [c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	87	71	55	101	100
Ratio of expenses before expense reductions (%)	1.57	1.72	1.72	1.58	1.66
Ratio of expenses after expense reductions (%)	1.40	1.50	1.62	1.58	1.63
Ratio of net investment income (loss) (%)	(.35 )	(.32 )	(.64 )	(.88 )	(.43 )
Portfolio turnover rate (%)	16	27	24	24	19

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS Communications Fund	|	11

DWS Communications Fund — Class S
	Years Ended December 31,		Period Ended
	2024	2023	12/31/22[a]
Selected Per Share Data
Net asset value, beginning of period	$29.10	$20.60	$23.95
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03 )	(.03 )	(.03 )
Net realized and unrealized gain (loss)	10.29	8.53	(3.31)
Total from investment operations	10.26	8.50	(3.34)
Less distributions from:
Net realized gains	—	—	(.01 )
Net asset value, end of period	$39.36	$29.10	$20.60
Total Return (%)[c]	35.26	41.26	(13.96)*
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	1,189	400	19
Ratio of expenses before expense reductions (%)	1.42	1.56	1.55 **
Ratio of expenses after expense reductions (%)	1.15	1.24	1.32 **
Ratio of net investment income (loss) (%)	(.10 )	(.13 )	(.32 )**
Portfolio turnover rate (%)	16	27	24 [d]

[a]	For the period from August 1, 2022 (commencement of operations) to December 31, 2022.
[b]	Based on average shares outstanding during the period.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2022.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

12	|	DWS Communications Fund

DWS Communications Fund — Institutional Class
	Years Ended December 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$29.11	$20.60	$34.11	$33.33	$26.41
Income (loss) from investment operations:
Net investment income (loss)[a]	(.03 )	.01	(.07 )	(.24 )	(.06 )
Net realized and unrealized gain (loss)	10.29	8.50	(13.43)	3.73	6.98
Total from investment operations	10.26	8.51	(13.50)	3.49	6.92
Less distributions from:
Net investment income	—	—	—	(.61 )	—
Net realized gains	—	—	(.01 )	(2.10)	—
Total distributions	—	—	(.01 )	(2.71)	—
Net asset value, end of period	$39.37	$29.11	$20.60	$34.11	$33.33
Total Return (%)	35.25 [b]	41.31 [b]	(39.59)[b]	10.62	26.20 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	25	17	16	10	8
Ratio of expenses before expense reductions (%)	1.33	1.44	1.48	1.35	1.41
Ratio of expenses after expense reductions (%)	1.15	1.25	1.34	1.35	1.39
Ratio of net investment income (loss) (%)	(.10 )	.03	(.29 )	(.66 )	(.22 )
Portfolio turnover rate (%)	16	27	24	24	19

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS Communications Fund	|	13

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS Communications Fund (renamed DWS Digital Horizons Fund on February 14, 2025, the “Fund” ) is a non-diversified series of Deutsche DWS Securities Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions. Prior to March 25, 2024, the Fund also offered Class C shares. Class C shares were not subject to an initial sales charge but were subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Upon the recommendation of the Advisor, the Fund’s Board of Trustees authorized the termination and liquidation of Class C Shares, effective March 25, 2024 (the “Liquidation Date” ).
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). Adoption of the new standard impacted financial statement disclosures

14	|	DWS Communications Fund

only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Operating Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

DWS Communications Fund	|	15

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is

16	|	DWS Communications Fund

purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. Prior to September 9, 2024, Deutsche Bank AG, served as securities lending agent for the Fund. Effective September 9, 2024, National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended December 31, 2024, the Fund invested the cash collateral, if any, into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of December 31, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of December 31, 2024, the Fund had no securities on loan.

DWS Communications Fund	|	17

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At December 31, 2024, the Fund had net tax basis capital loss carryforwards of $4,419,919 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended December 31, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not

18	|	DWS Communications Fund

distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At December 31, 2024, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Capital loss carryforwards	$(4,419,919)
Net unrealized appreciation (depreciation) on investments	$53,995,153
At December 31, 2024, the aggregate cost of investments for federal income tax purposes was $58,771,575. The net unrealized appreciation for all investments based on tax cost was $53,995,153. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $55,881,370 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $1,886,217.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend

DWS Communications Fund	|	19

date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.
B.
Derivative Instruments
An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if exercised. For the year ended December 31, 2024, the Fund entered into options contracts in order to manage the risk of stock market volatility.
If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund’s maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund’s ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.
There were no open purchased option contracts as of December 31, 2024. For the year ended December 31, 2024, the investment in purchased options contracts had a total value generally indicative of a range from $0 to approximately $585,000.
The amount of unrealized gains and losses on derivative instruments recognized in Fund earnings during the year ended December 31, 2024 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Purchased Options
Equity Contracts (a)	$(77,774)
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from investments (includes purchased options)

20	|	DWS Communications Fund

Change in Net Unrealized Appreciation (Depreciation)	Purchased Options
Equity Contracts (a)	$12,706
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on investments (includes purchased options)
C.
Purchases and Sales of Securities
During the year ended December 31, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $15,770,789 and $20,305,307, respectively.
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $100 million of the Fund’s average daily net assets	.90%
Next $100 million of such net assets	.80%
Next $100 million of such net assets	.75%
Next $200 million of such net assets	.70%
Next $500 million of such net assets	.63%
Next $500 million of such net assets	.58%
Over $1.5 billion of such net assets	.55%
Accordingly, for the year ended December 31, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.897% of the Fund’s average daily net assets.
Effective February 14, 2025, under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee

DWS Communications Fund	|	21

based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $100 million of the Fund’s average daily net assets	.80%
Next $100 million of such net assets	.70%
Next $100 million of such net assets	.65%
Next $200 million of such net assets	.60%
Next $500 million of such net assets	.53%
Next $500 million of such net assets	.48%
Over $1.5 billion of such net assets	.45%
For the period from January 1, 2024 through September 30, 2024 (through March 25, 2024 (Class C liquidation date) for Class C shares), the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.42%
Class C	2.17%
Class S	1.17%
Institutional Class	1.17%
For the period from October 1, 2024 through February 13, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.32%
Class S	1.07%
Institutional Class	1.07%
Effective February 14, 2025 through September 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary

22	|	DWS Communications Fund

expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.25%
Class S	.95%
Institutional Class	.95%
For the year ended December 31, 2024 (through March 25, 2024 (Class C liquidation date) for Class C shares), fees waived and/or expenses reimbursed for each class are as follows:
Class A	$135,519
Class C	379
Class S	2,246
Institutional Class	36,981
$175,125
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2024, the Administration Fee was $98,350, of which $9,512 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended December 31, 2024 (through March 25, 2024 (Class C liquidation date) for Class C shares), the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at December 31, 2024
Class A	$39,831	$6,522
Class C	107	—
Class S	1,545	284
Institutional Class	318	54
	$41,801	$6,860
In addition, for the year ended December 31, 2024 (through March 25, 2024 (Class C liquidation date) for Class C shares), the amounts charged

DWS Communications Fund	|	23

to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$58,193
Class C	220
Institutional Class	19,580
$77,993
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, received a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the period from January 1, 2024 through March 25, 2024 (Class C liquidation date), the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at December 31, 2024
Class C	$1,300	$—
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended December 31, 2024 (through March 25, 2024 (Class C liquidation date) for Class C shares), the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at December 31, 2024	Annual Rate
Class A	$173,237	$33,681.22%
Class C	408	—	.24%
	$173,645	$33,681
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended December 31, 2024 aggregated $4,183.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares

24	|	DWS Communications Fund

redeemed for Class C. For the year ended December 31, 2024 (through March 25, 2024 (Class C liquidation date)), the CDSC for Class C shares aggregated $31. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended December 31, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,683, of which $482 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
Affiliated Securities Lending Agent Fees. Prior to September 9, 2024, Deutsche Bank AG, served as securities lending agent for the Fund. For the year ended December 31, 2024, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $21.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2024.

DWS Communications Fund	|	25

F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	119,652	$4,001,091	55,257	$1,393,517
Class C	148 *	3,740 *	5,829	124,323
Class S	27,094	935,614	20,089	498,154
Institutional Class	129,262	4,574,449	442,363	11,383,641
		$9,514,894		$13,399,635
Shares redeemed
Class A	(347,862)	$(11,615,910)	(275,938)	$(6,792,480)
Class C	(29,010)*	(799,228)*	(16,196)	(344,824)
Class S	(10,622)	(372,086)	(7,252)	(199,827)
Institutional Class	(81,884)	(2,821,751)	(630,650)	(15,755,464)
		$(15,608,975)		$(23,092,595)
Net increase (decrease)
Class A	(228,210)	$(7,614,819)	(220,681)	$(5,398,963)
Class C	(28,862)*	(795,488)*	(10,367)	(220,501)
Class S	16,472	563,528	12,837	298,327
Institutional Class	47,378	1,752,698	(188,287)	(4,371,823)
		$(6,094,081)		$(9,692,960)

*	For the period from January 1, 2024 to March 25, 2024 (Class C liquidation date).
G.
Fund Strategy and Name Change
The Fund’s Board of Trustees approved changes to the Fund, proposed by the Advisor, in order to implement a new investment strategy for the Fund. The changes described below were effective February 14, 2025.
(i) the Fund’s name changed to DWS Digital Horizons Fund.
(ii) the Fund’s policy to normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes (measured at the time of investment), in securities of companies in the communications field changed to state that under normal circumstances, the fund invests at least 80% of its net assets, plus the

26	|	DWS Communications Fund

amount of any borrowings for investment purposes, in common stock of digital companies.
(iii) the Fund’s policy prohibiting the Fund from investing less than 65% of its total assets in the communications field changed to state that the fund will concentrate its investments in industries in each of the information technology and communication services sectors. This change was approved by shareholders at a Special Shareholder Meeting on January 16, 2025 (see “Shareholder Meeting Results” ).
(iv) the Fund’s primary broad-based securities market index changed from the MSCI World Index to the Russell 3000 Index. The Fund added the Russell 3000 Growth Index as an additional securities market index, and removed the existing additional securities market index, the MSCI World Communication Services Index.
In addition, the Fund’s Board of Trustees approved a reduction in the Fund’s management fee. Effective February 14, 2025, the Fund will pay the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.800% to $100 million of the Fund’s average daily net assets, 0.700% on the next $100 million of the Fund’s average daily net assets, 0.650% on the next $100 million of the Fund’s average daily net assets, 0.600% on the next $200 million of the Fund’s average daily net assets, 0.530% on the next $500 million of the Fund’s average daily net assets, 0.480% on the next $500 million of the Fund’s average daily net assets, and 0.450% of the Fund’s average daily net assets thereafter.

DWS Communications Fund	|	27

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Securities Trust and Shareholders of DWS Communications Fund (renamed DWS Digital Horizons Fund on February 14, 2025):
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Communications Fund (renamed DWS Digital Horizons Fund on February 14, 2025) (the “Fund” ) (one of the funds constituting Deutsche DWS Securities Trust (the “Trust” )), including the investment portfolio, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Securities Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the

28	|	DWS Communications Fund

effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
February 24, 2025

DWS Communications Fund	|	29

Tax Information (Unaudited)
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

30	|	DWS Communications Fund

Shareholders Meeting Results(Unaudited)
A Special Meeting of Shareholders of DWS Communications Fund was held on November 21, 2024. At the meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below):
1. Election of Board Members.
	Number of Votes:
Trustee	For	Withheld	Broker Non-Votes*
Jennifer S. Conrad	198,444,625.089	2,855,965.009	0.000
Mary Schmid Daugherty	198,384,514.534	2,916,075.564	0.000
Keith R. Fox	184,805,216.727	16,495,373.371	0.000
Chad D. Perry	198,370,022.146	2,930,567.952	0.000
Rebecca W. Rimel	184,803,991.098	16,496,599.000	0.000
Catherine Schrand	198,397,983.353	2,902,606.745	0.000
Proposal 1 reflects trust-wide proposal and voting results. Each Board member was elected at the Special Shareholder Meeting.
While not submitted to shareholders for election at the Special Meeting of Shareholders, Dawn-Marie Driscoll, Richard J. Herring and William N. Searcy, Jr. each continued to serve as Board members until their retirements on December 31, 2024.
The Special Meeting of Shareholders was adjourned until December 19, 2024 and January 16, 2025, respectively, in order to solicit additional votes with respect to the following proposal (the resulting votes are presented below):
2. Approval of the Modification of a Fundamental Investment Policy Regarding Investments in the Communications Field.
Number of Votes:
For	Against	Abstain	Broker Non-Votes*
1,400,192.651	63,816.399	78,645.517	500,648.000
The modification of the Fundamental Investment Policy was approved at the reconvened Special Shareholder Meeting on January 16, 2025.
* Broker non-votes are proxies received from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote in a particular matter.

DWS Communications Fund	|	31

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Communications Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

32	|	DWS Communications Fund

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 1st quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2023. The Board observed that there were limitations to the usefulness of the comparative data provided by Morningstar, noting that the applicable Morningstar universe for the Fund was of limited relevance due to the universe’s small size, among other factors.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include

DWS Communications Fund	|	33

a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that, effective October 1, 2023, in connection with the 2023 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.10%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board also observed that the Broadridge expense universe for the Fund was of limited relevance due to its small size, among other factors. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some

34	|	DWS Communications Fund

cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. In addition to the renewal of the Agreement at the September 2024 meeting, the Board also approved an amendment to the Agreement pursuant to which DIMA

DWS Communications Fund	|	35

agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.10%. The Board noted that the amendment to the Agreement was proposed in connection with a separate proposal to change the Fund’s investment strategy and will only take effect if shareholders approve the Fund’s investment strategy change.
DCF-BFE2024

36	|	DWS Communications Fund

DCF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

See Item 7(a)

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Communications Fund, a series of Deutsche DWS Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	2/28/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	2/28/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	2/28/2025